Property and Equipment, net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, net
Depreciation expense	$ 16,221	$ 13,624	$ 32,442	$ 23,380